Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the year ended			2025		2024
Balance, beginning of year		(1)	Other comprehensive income (loss)	Balance, end of year	Balance, beginning of year	(1)	Other comprehensive income (loss)	Balance, end of year	(1)
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$2,696		$(899)	$1,797	$1,350		$1,346	$2,696
Unrealized gains (losses) on FVOCI assets	(250)		255	5	(354)		104	(250)
Unrealized gains (losses) on cash flow hedges	4		(3)	1	(1)		5	4
Share of other comprehensive income (loss) in joint ventures and associates	(163)		(203)	(366)	(364)		201	(163)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(198)		19	(179)	(217)		19	(198)
Share of other comprehensive income (loss) in joint ventures and associates	(5)		8	3	2		(7)	(5)
Revaluation surplus on transfers to investment properties	144		—	144	143		1	144
Total	$2,228		$(823)	$1,405	$559		$1,669	$2,228
Total attributable to:
Participating account	$3		$6	$9	$6		$(3)	$3
Non-controlling interests	11		—	11	1		10	11
Shareholders	2,214		(829)	1,385	552		1,662	2,214
Total	$2,228		$(823)	$1,405	$559		$1,669	$2,228

(1)    Balances have been restated. Refer to Note 2.